                                  FORM 24F-2
                       UST MASTER VARIABLE SERIES, INC.

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1.  Name and Address of issuer:

         UST Master Variable Series, Inc.
         One Granite Place, Concord, NM 03301
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2.  Name of each series or class of funds for which this notice is filed:

         Equity Portfolio, Early Life Cycle Portfolio, Intermediate-Term Managed Income Portfolio, Managed Income Portfolio, International Equity Portfolio, International Bond Portfolio and Money Portfolio
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3.  Investment Company Act File Number: 811-8554

    Securities Act File Number:  33-79886
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4.  Last day of fiscal year for which this notice is filed:

         December 31, 1995
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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
    declaration.                 -------
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6.  Date of termination of issuer's declaration under rule 24f-2(a)(i), if applicable (see Instruction A.6):

         N/A
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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

         N/A
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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         N/A
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9.  Number and aggregate sale price of securities sold during the fiscal year:

    Portfolio Name                 Shares*              Aggregate Dollar Amount
    --------------                ---------             -----------------------
    Equity                          100,000             $   1,000,000

    Early Life Cycle                100,000                 1,000,000

    Intermediate-Term Managed
      Income                        100,000                 1,000,000

    Managed Income                  100,000                 1,000,000

    International Equity            225,000                 2,250,000

    International Bond              300,000                 3,000,000

    Money                         1,000,000                 1,000,000

      Totals                      1,925,000             $  10,250,000

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Portfolio Name                 Shares*              Aggregate Dollar Amount
    --------------                ---------             -----------------------
    Equity                          100,000             $   1,000,000

    Early Life Cycle                100,000                 1,000,000

    Intermediate-Term Managed
      Income                        100,000                 1,000,000

    Managed Income                  100,000                 1,000,000

    International Equity            225,000                 2,250,000

    International Bond              300,000                 3,000,000

    Money                         1,000,000                 1,000,000

      Totals                      1,925,000             $  10,250,000

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

    Portfolio Name                 Shares*              Aggregate Dollar Amount
    --------------                ---------             -----------------------
    Equity                                0             $           0

    Early Life Cycle                      0                         0

    Intermediate-Term Managed
      Income                              0                         0

    Managed Income                        0                         0

    International Equity                  0                         0

    International Bond                    0                         0

    Money                            52,098                    52,098

      Totals                         52,098             $      52,098

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

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12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities  sold during the fiscal year in
            reliance on rule 24f-2 (from Item 10):                  $10,250,000
                                                                     -----------

     (ii)   Aggregate price of shares issued in connection with dividend
            reinvestment plans (from Item 11, if applicable):       +    52,098
                                                                     -----------

     (iii)  Aggregate price of shares redeemed or repurchased during the fiscal
            year (if applicable):                                   -     0
                                                                     -----------

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
            applicable):                                            +     0
                                                                     -----------

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (1), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):                 $10,302,098
                                                                     -----------

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1993 or other applicable law or regulation (see Instruction C.6):
                                                                    X    1/2900
                                                                     -----------

     (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:    3,552.45*
                                                                     -----------

Instructions: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

* Excludes shares sold to and redeemed by unmanaged separate accounts that offer interests therein that are registered under the Securities Act of 1933 and on which a registration fee has been or will be paid. (See Investment Company Act Rel. No. 21332 (Sept. 1, 1995).)

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

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [_]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


           February 26, 1996

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

Registration Fees for Certain Investment Companies

By: (Signature and Title)*  /s/ Shari J. Lease
                          ------------------------------------------------------
                                Counsel
                          ------------------------------------------------------


Date
     ---------------------

* Please print the name and title of the signing officer below the signature.

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

                                            February 29, 1996


UST Master Variable Series, Inc.
114 West 47th Street
New York, New York 10036

     Re:  Form 24F-2 Notice for UST Master Variable Series, Inc.
          (Registration Nos. 33-79886; 811-8554)
          -------------------------------------------------

Gentlemen:

     We have acted as counsel for UST Master Variable Series, Inc., a Maryland corporation (the "Company"), in connection with the filing of its Form 24F-2 dated hereof. We have relied upon information provided to us on behalf of the Company with respect to the number of its Class A Common Stock, Class B Common Stock, Class C Common Stock, Class D Common Stock, Class E Common Stock, Class F Common Stock and Class G Common Stock (collectively, the "Shares") that were sold or issued during its fiscal year ended December 31, 1995.

     In giving the opinion stated below, we have reviewed the Company's Articles of Incorporation, its Bylaws, resolutions adopted by its Board of Directors and such other documents and legal and factual matters as we have deemed appropriate; and we have relied upon a certificate of the Company's transfer agent as to certain matters including whether at any time during the Company's fiscal year ended December 31, 1995 the number of issued and outstanding Shares of any class of the Company's Common Stock exceeded the number of such shares that the Company was then authorized to issue. We express no opinion concerning the laws of any jurisdiction other than the Maryland General Corporation Law and the Federal law of the United States of America.

     Based on the foregoing, we are of the opinion that the Shares were, when issued for payment as described in the Company's prospectus pertaining to said Shares, legally issued, fully paid and non-assessable by the Company.

     We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Company's Form 24F-2 Notice.

                                         Very truly yours,

                                         /s/ Drinker Biddle & Reath

                                         DRINKER BIDDLE & REATH

                                  CERTIFICATE
                                  -----------


Chubb Investment Advisory Corporation, as transfer agent for UST Master Variable Series, Inc. (the "Company"), hereby certifies: that the Company has received full payment, in accordance with the provisions of its Prospectus, for all shares the sales of which are reported in the Fund's Rule 24f-2 Notice dated February 29, 1996, and that the facts otherwise stated in such Notice are true; that at no time during such fiscal year did the number of issued and outstanding shares of the Company's Class A Common Stock, Class B Common Stock, Class C Common Stock, Class D Common Stock, Class E Common Stock, Class F Common Stock or Class G Common Stock exceed the number of shares of such classes that the Company was then authorized to issue; and that during such fiscal year the Company's shares, other than 1,925,000 shares sold to Chubb Life America for its own account, were exclusively sold to and redeemed by insurance company separate accounts that issued securities with respect to which registration fees were paid to the Securities and Exchange Commission pursuant to Section 6(b) of the Securities Act of 1933.


                                                 Chubb Investment Advisory
                                                 Corporation

                                                 /s/
                                                 ---------------------------
Dated:  February 29, 1996                        Authorized Officer